FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

27.FINANCIAL INSTRUMENTS

	Group	Group
	2024	2023
	$’000	$’000
Carrying amount of financial assets
Measured at amortised cost
- Trade and other receivables	141	1,131
- Cash and cash equivalents	8,626	7,443
Measured at fair value through profit or loss	300	400
Total carrying amount of financial assets	9,067	8,974

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	8,184	7,501
- Short term loans	20	280
- Long term loans	837	25,599
- Issued debt - bonds	39,304	38,170
carrying amount of financial liabilities	48,345	71,550

Fair Value Estimation

Fair value measurements are disclosed according to the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1)
●	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices), or indirectly (that is, derived from prices) (Level 2)
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3). This is the case for unlisted equity securities.

The following table presents the Group’s assets that are measured at fair value at 31 December 2024 and 31 December 2024.

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	—	—	300	300
- Digital assets	—	6	—	6
Total at 31 December 2024	—	6	300	306

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	—	—	400	400
- Digital assets	—	385	—	385
Total at 31 December 2023	—	385	400	785

All financial assets are in listed and unlisted securities and digital assets.

There were no transfers between levels during the period.

The Group recognises the fair value of financial assets at fair value through profit or loss relating to unlisted investments at the cost of investment unless:

●	There has been a specific change in the circumstances which, in the Group’s opinion, has permanently impaired the value of the financial asset. The asset will be written down to the impaired value;
●	There has been a significant change in the performance of the investee compared with budgets, plans or milestones;
●	There has been a change in expectation that the investee’s technical product milestones will be achieved or a change in the economic environment in which the investee operates;
●	There has been an equity transaction, subsequent to the Group’s investment, which crystallises a valuation for the financial asset which is different to the valuation at which the Group invested. The asset’s value will be adjusted to reflect this revised valuation; or
●	An independently prepared valuation report exists for the investee within close proximity to the reporting date.
●	The deferred consideration has been fair valued to the year - end date as the amount is to be paid in Argo shares.